Offerings - Offering: 1	Nov. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.500% Notes due 2033
Amount Registered | shares	550,000,000
Maximum Aggregate Offering Price	$ 631,730,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 87,241.91
Offering Note	1. The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, based on a Euro-to-U.S. dollar exchange rate of EUR1 to 1.1486 as of November 5, 2025 as reported on Bloomberg